Fair Value Measurements (Tables)	3 Months Ended	11 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Fair Value Measurements
Schedule of company's assets that are measured at fair value on a recurring basis

	March 31, 2022
	Quoted Prices in	Significant Other	Significant Other
	Active Markets	Observable Inputs	Unobservable Inputs
Description	(Level 1)	(Level 2)	(Level 3)
Asset:
Investments held in Trust Account	$117,364,026	$—	$—
Warrant Liabilities:
Public Warrants	$1,955,000	$—	$—
Private Placement Warrants	$—	$—	$134,028

Note 9 – Fair Value Measurements (continued)

	December 31, 2021
	Quoted Prices in	Significant Other	Significant Other
	Active Markets	Observable Inputs	Unobservable Inputs
Description	(Level 1)	(Level 2)	(Level 3)
Asset:
Investments held in Trust Account	$117,320,974	$—	$—
Warrant Liabilities:
Public Warrants	$4,600,000	$—	$—
Private Placement Warrants	$—	$—	$251,668

	Quoted Prices in	Significant Other	Significant Other
	Active Markets	Observable Inputs	Unobservable Inputs
Description	(Level 1)	(Level 2)	(Level 3)
Asset:
Investments in cash held in Trust Account	$117,320,974	$—	$—

Warrant Liabilities:
Public Warrants	$4,600,000	$—	$—
Private Placement Warrants	$—	$—	$251,668

Schedule of quantitative information regarding Level 3 fair value measurements inputs

	March 31, 2022	December 31, 2021
	(Private Warrants)	(Private Warrants)
Exercise price	$11.50	$11.50
Share price	$10.18	$10.10
Expected term (years)	5.11	5.36
Probability of Acquisition	60.0%	100.0%
Volatility	4.2%	7.4%
Risk-free rate	2.39%	1.28%
Dividend yield (per share)	0.00%	0.00%

		May 11, 2021
	December 31,2021	(Initial Measurement)
		(Public Warrants
		and
	(Private Warrants)	Private Warrants)
Exercise price	$11.50	$11.50
Share price	$10.10	$10.00
Expected term (years)	5.36	5.75
Probability of Acquisition	100.0%	75.0%
Volatility	7.4%	17.0%
Risk-free rate	1.28%	0.97%
Dividend yield (per share)	0.00%	0.00%

Schedule of change in the fair value of the warrant liabilities

	Private Placement	Public Warrant	Warrant Liability
Fair value as of December 31, 2021	$251,668	$4,600,000	$4,851,668
Change in valuation inputs or other assumptions (1)	(117,640)	(2,645,000)	(2,762,640)
Fair value as of March 31, 2022	$134,028	$1,955,000	$2,089,028
(1)	Changes in valuation inputs or other assumptions are recognized in change in fair value of warrant liability in the statement of operations.

Warrant Liability
Fair value as of February 8, 2021 (inception)	$—
Initial measurement on May 11, 2021 (Level 3)	11,176,949
Transfer to Level 1	(4,600,000)
Change in Fair value	(6,325,281)
Fair value as of December 31, 2021	$251,668

	Private Warrants	Public Warrants	Total Warrant Liability
Fair value as of May 11, 2021 (Initial Public Offering)	$562,449	$10,614,500	$11,176,949
Change in valuation inputs or other assumptions(1)	(281,517)	(6,014,500)	(6,325,281)
Fair value as of December 31, 2021	$251,668	$4,600,000	$4,851,668
(1)	Changes in valuation inputs or other assumptions are recognized in the change in fair value of warrant liability in the statement of operations.